UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00749

STONEBRIDGE FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Richard C. Barrett, President 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

STONEBRIDGE SMALL-CAP GROWTH - INSTITUTIONAL FUND	January 31, 2008 (Unaudited)

	Shares	Market Value

COMMON STOCKS (100.03%)
CONSUMER DISCRETIONARY - (14.36%)
Entertainment (6.41%)
DreamWorks Animation SKG, Inc.**	23,000	$562,350
Shuffle Master, Inc.**	60,000	572,400
		1,134,750
Lodging (2.67%)
Morgans Hotel Group Co.**	32,500	473,525

Media (2.74%)
Martha Stewart Living Omnimedia, Inc.**	71,000	485,640

Retail (2.54%)
Build-A-Bear Workshop, Inc.**	33,000	449,790

TOTAL CONSUMER DISCRETIONARY		2,543,705

ENERGY - (6.24%)
Oil & Gas Services (6.24%)
Patterson-UTI Energy, Inc.	38,000	744,040
Superior Energy Services**	9,000	360,810
		1,104,850
TOTAL ENERGY		1,104,850

FINANCIAL - (14.17%)
Banks (10.70%)
Boston Private Financial Holdings, Inc.	27,750	633,532
Pacific Capital Bancorp	30,000	645,000
SVB Financial Group**	12,750	617,100
		1,895,632
Insurance (3.47%)
StanCorp Financial Group, Inc.	12,500	615,125

TOTAL FINANCIAL		2,510,757

HEALTHCARE - (25.87%)
Biotechnology (5.00%)
Lifecell Corp.**	10,250	404,978
Vical, Inc.**	131,000	480,770
		885,748
Healthcare-Products (14.91%)
Advanced Medical Optics, Inc.**	25,000	525,750
ArthroCare Corp.**	12,500	500,375
Given Imaging Ltd.**	30,000	497,100
PSS World Medical, Inc.**	32,000	553,280
Symmetry Medical, Inc.**	31,000	564,200
		2,640,705
Pharmaceutical (5.96%)
APP Pharmaceuticals, Inc.**	55,000	578,050
Medicis Pharmaceutical Corp.	23,500	477,285
		1,055,335
TOTAL HEALTHCARE		4,581,788

INDUSTRIAL - (5.38%)
Electrical Components & Equipment (1.93%)
Power-One, Inc.**	149,000	341,210

Electronics (3.45%)
American Science & Engineering, Inc.	11,500	611,340

TOTAL INDUSTRIAL		952,550

TECHNOLOGY - (34.01%)
Electronics (2.99%)
Jabil Circuit, Inc.	40,000	530,000

Machinery-Diversified (3.77%)
Intermec, Inc.**	33,500	667,320

Semiconductors (6.00%)
Formfactor, Inc.**	27,500	666,050
Veeco Instruments, Inc.**	28,000	396,480
		1,062,530
Software (14.92%)
athenahealth, Inc.**	15,000	471,000
Eclipsys Corp.**	28,500	733,590
Epicor Software Corp.**	66,000	729,300
Nuance Communications, Inc.**	21,250	337,662
TIBCO Software, Inc.**	50,000	372,000
		2,643,552
Telecommunications (6.33%)
Foundry Networks, Inc.**	36,000	496,800
NeuStar, Inc.**	21,000	623,910
		1,120,710
TOTAL TECHNOLOGY		6,024,112

TOTAL COMMON STOCKS (Cost $19,803,852)		$17,717,762

MUTUAL FUNDS (0.19%)
Fifth Third U.S.Treasury Money Market Fund	33,910	$33,910

TOTAL MUTUAL FUNDS (Cost $33,910)		$33,910

TOTAL INVESTMENTS (100.22%) (Cost $19,837,762)		$17,751,672
LIABLITIES IN EXCESS OF OTHER ASSETS (-0.22%)		(38,599)
NET ASSETS (100.00%)		$17,713,073

** Non Income Producing Security.

See Notes to Quarterly Financial Statements

STATEMENT OF INVESTMENTS

STONEBRIDGE SMALL-CAP GROWTH FUND	January 31, 2008 (Unaudited)

	Shares	Market Value

COMMON STOCKS (99.49%)
CONSUMER DISCRETIONARY - (14.69%)
Entertainment (6.59%)
DreamWorks Animation SKG, Inc.**	9,500	$232,275
Shuffle Master, Inc.**	25,000	238,500
		470,775
Lodging (2.65%)
Morgans Hotel Group Co.**	13,000	189,410

Media (2.97%)
Martha Stewart Living Omnimedia, Inc.**	31,000	212,040

Retail (2.48%)
Build-A-Bear Workshop, Inc.**	13,000	177,190

TOTAL CONSUMER DISCRETIONARY		1,049,415

ENERGY - (6.08%)
Oil & Gas Services (6.08%)
Patterson-UTI Energy, Inc.	15,000	293,700
Superior Energy Services**	3,500	140,315
		434,015
TOTAL ENERGY		434,015

FINANCIAL - (13.96%)
Banks (10.52%)
Boston Private Financial Holdings, Inc.	11,000	251,130
Pacific Capital Bancorp	12,000	258,000
SVB Financial Group**	5,000	242,000
		751,130
Insurance (3.44%)
StanCorp Financial Group, Inc.	5,000	246,050

TOTAL FINANCIAL		997,180

HEALTHCARE - (25.78%)
Biotechnology (4.98%)
Lifecell Corp.**	4,000	158,040
Vical, Inc.**	53,788	197,402
		355,442
Healthcare-Products (14.86%)
Advanced Medical Optics, Inc.**	10,000	210,300
ArthroCare Corp.**	5,000	200,150
Given Imaging Ltd. **	12,000	198,840
PSS World Medical, Inc.**	13,000	224,770
Symmetry Medical, Inc.**	12,500	227,500
		1,061,560
Pharmaceutical (5.94%)
APP Pharmaceuticals, Inc.**	22,000	231,220
Medicis Pharmaceutical Corp.	9,500	192,945
		424,165
TOTAL HEALTHCARE		1,841,167

INDUSTRIAL - (5.27%)
Electrical Components & Equipment (1.92%)
Power-One, Inc.**	60,000	137,400

Electronics (3.35%)
American Science & Engineering, Inc.	4,500	239,220

TOTAL INDUSTRIAL		376,620

TECHNOLOGY - (33.71%)
Electronics (3.15%)
Jabil Circuit, Inc.	17,000	225,250

Machinery-Diversified (3.77%)
Intermec, Inc.**	13,500	268,920

Semiconductors (5.91%)
Formfactor, Inc.**	11,000	266,420
Veeco Instruments, Inc.**	11,000	155,760
		422,180
Software (14.64%)
athenahealth, Inc.**	5,500	172,700
Eclipsys Corp.**	11,500	296,010
Epicor Software Corp.**	26,500	292,825
Nuance Communications, Inc.**	8,500	135,065
TIBCO Software, Inc.**	20,000	148,800
		1,045,400
Telecommunications (6.24%)
Foundry Networks, Inc.**	14,000	193,200
NeuStar, Inc.**	8,500	252,535
		445,735
TOTAL TECHNOLOGY		2,407,485

TOTAL COMMON STOCKS (Cost $7,512,400)		$7,105,882

MUTUAL FUNDS (0.78%)
Fifth Third U.S.Treasury Money Market Fund	55,668	$55,668

TOTAL MUTUAL FUNDS (Cost $55,668)		$55,668

TOTAL INVESTMENTS (100.27%) (Cost $7,568,068)		$7,161,550
LIABLITIES IN EXCESS OF OTHER ASSETS (-0.27%)		(19,398)
NET ASSETS (100.00%)		$7,142,152

** Non Income Producing Security.

See Notes to Quarterly Financial Statements

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

JANUARY 31, 2008

1. ORGANIZATION:

Organization and Nature of Operations — Stonebridge Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company organized as a Delaware statutory trust by a Declaration of Trust dated July 31, 1998. The Trust, which became effective November 1, 1998, currently has two active investment portfolios, the Stonebridge Small-Cap Growth - Institutional Fund (formerly the Stonebridge Growth Fund) and the Stonebridge Small-Cap Growth Fund, each referred to as a “Series” or a “Fund” of the Trust. Stonebridge Small-Cap Growth - Institutional Fund, also referred to as the Institutional Fund, and the Stonebridge Small-Cap Growth Fund, also referred to as the Small-Cap Fund, seek long-term growth of capital, with the production of short-term income as a secondary objective, through investing primarily in common stocks which appear to have good prospects for superior earnings growth, and investing at least 80% of the Fund’s assets in companies with smaller market capitalizations (defined as companies with market capitalizations at the time of purchase in the range of $100 million to $3 billion).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates — The preparation of each Series’ financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. Actual results could differ from those estimates.

Security Valuation — Investment securities listed or traded on a registered securities exchange are valued at the last sales price on the date of valuation. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value. Other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Funds’ Fair value Committee using methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates NAV, the Fair Value Committee will determine the security’s fair value. In making a good faith determination of the value of the security, the Committee will consider factors such as the fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price, yield and extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant factors.

3. UNREALIZED APPRECIATION AND DEPRECIAITION ON INVESTMENTS

Stonebridge Small-Cap Growth - Instituional Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	743,286
Gross depreciation (excess of tax cost over value)	(2,829,376)
Net unrealized appreciation/(depreciation)	(2,086,090)
Cost of investments for income tax purposes	19,837,762

Stonebridge Small-Cap Growth Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	568,420
Gross depreciation (excess of tax cost over value)	(974,938)
Net unrealized appreciation/(depreciation)	(406,518)
Cost of investments for income tax purposes	7,568,068

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of the Trust is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements, if any.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STONEBRIDGE FUNDS TRUST

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard C. Barrett
Richard C. Barrett
President, Principal Executive
Officer

Date:	March 28, 2008

By:	/s/ Debra L. Newman
Debra L. Newman
Treasurer, Principal Financial
Officer

Date:	March 28, 2008

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